Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		11 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Operating and formation costs	$ 2,829,054	$ 248,757	$ 4,378,470	$ 541,117	$ 852,175	$ 1,173,551
Loss from operations	(2,829,054)	(248,757)	(4,378,470)	(541,117)	(852,175)	(1,173,551)
Other income (expenses):
Interest earned on marketable securities held in Trust Account	2,044,560	225,971	3,882,689	237,106	6,512	2,441,515
Change in fair value of warrant liabilities	(6,297,500)	1,980,664	(7,786,000)	4,846,916	4,907,984	5,053,016
Offering costs allocated to warrants					(329,619)
Total other income (loss)	(4,252,940)	2,206,635	(3,903,311)	5,084,022	4,584,877	7,494,531
Income (loss) before provision for income taxes	(7,081,994)	1,957,878	(8,281,781)	4,542,905	3,732,702	6,320,980
Provision for income taxes	(542,735)	(13,352)	(995,296)	(13,352)		(524,777)
Net (loss) income	$ (7,624,729)	$ 1,944,526	$ (9,277,077)	$ 4,529,553	$ 3,732,702	$ 5,796,203
Class A Common Stock
Other income (expenses):
Basic weighted average shares outstanding (in Shares)	17,250,000	17,250,000	17,250,000	17,250,000	10,836,207	17,250,000
Basic net (loss) income per share (in Dollars per share)	$ (0.35)	$ 0.09	$ (0.43)	$ 0.21	$ 0.25	$ 0.27
Class B Common Stock
Other income (expenses):
Basic weighted average shares outstanding (in Shares)	4,312,500	4,312,500	4,312,500	4,312,500	4,072,688	4,312,500
Basic net (loss) income per share (in Dollars per share)	$ (0.35)	$ 0.09	$ (0.43)	$ 0.21	$ 0.25	$ 0.27